Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,662	$ 3,166
Taxes payable	14	31
Estimated accrual for a certain batch production incident	2,138	2,182
Derivative liabilities		605
Accrued expenses	2,061	1,738
Other	184	662
Other current liabilities	$ 8,059	$ 8,384